SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 20, 2025 Share $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 CAD ($) Share $ / shares shares	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 01, 2023 Share
Disclosure of classes of share capital [line items]
Number of shares issued		92,076,438	92,076,438		90,877,231
Number of shares outstanding		92,076,438	92,076,438		90,877,231
Common shares issued related to conversion of loan payable			429,800
Common Shares issued related to a private placement			250,000
Number of shares issued in ATM				944,396	944,396
ATM average share price | $ / shares					$ 4.9
ATM gross proceeds | $					$ 4,600,000
Aggregate commissions paid or payable to agents and other share issue costs | $					100,000
ATM aggregate commissions paid or payable to agents and other share issue costs | $					400,000
Proceeds from ATM, net of share issue costs | $			$ 0		$ 4,142,000
Acquisition of royalties and other interests(shares)				1,406,182	1,406,182
Number of shares issued during period for vesting of RSU and exercise of stock options			519,407	733,993	733,993
Percentage of maximum number of shares reserved for issuance under stock option plan			10.00%
Stock options exercised on a net exercise basis			771,063	581,226	581,226
Number of common shares issued for exercise			163,999	264,988	264,988
Stock options granted | Share			160,000	922,500	922,500
Weighted average exercise price, Granted | $ / shares		$ 4.14		$ 4.05
Number of RSU granted | Share			300,000	587,500	587,500
Fair value at measurement date, share options granted | $		$ 200,000	$ 200,000		$ 1,100,000
Weighted average fair value per option granted | $		$ 1.18	1.18		1.24
Share-based payments expense | $			$ 926,000		$ 734,000
Weighted average remaining life of stock options outstanding			2 years 4 months 20 days	2 years 2 months 1 day	2 years 2 months 1 day
Percentage of maximum number of shares reserved for issuance under RSU plan			10.00%
Share-based payments expense vesting terms of RSUs granted | $			$ 1,700,000		$ 1,500,000
Nova Royalty Corp [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued for acquisitions | Share					34,943,542	34,635,331
Subscription Agreement [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares issued				2,835,539	2,835,539
Proceeds from issuing shares | $				$ 15.0
Average share price | $ / shares				$ 5.29
Amended Loan Facility [Member] | Third Drawdown [Member]
Disclosure of classes of share capital [line items]
Conversion of loan facility, shares issued				545,702	545,702
Events after the reporting date [Member]
Disclosure of classes of share capital [line items]
Stock options granted | Share	955,000
Weighted average exercise price, Granted | $ / shares	$ 4.41
Number of RSU granted | Share	525,788